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               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT C

                      SUPPLEMENT DATED DECEMBER 19, 1997
                                    TO THE
                        PROSPECTUS DATED JULY 31, 1997
                                   FOR THE
                   PROVIDIAN ADVISOR'S EDGE VARIABLE ANNUITY

                                  OFFERED BY
               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                          (A NEW YORK STOCK COMPANY)

The following four Portfolios are not yet available for investment through the Providian Advisor's Edge Variable Annuity:

SteinRoe Capital Appreciation Fund ("SteinRoe Capital Appreciation Portfolio")
 Strong International Stock Fund II ("Strong International Stock Portfolio") Warburg Pincus International Equity Portfolio ("Warburg Pincus International
                          Equity Portfolio")
 Warburg Pincus Small Company Growth Portfolio ("Warburg Pincus Small Company
                              Growth Portfolio")

                                     *****

All references to "SteinRoe Capital Appreciation Fund" are hereby deleted and replaced with "Stein Roe Special Venture Fund, Variable Series."

                                     *****

All references to "SteinRoe Capital Appreciation Portfolio" are hereby deleted and replaced with "Stein Roe Special Venture Portfolio."